UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21834

Name of Fund: York Enhanced Strategies Fund, LLC

Fund Address: 767 Fifth Avenue

17th Floor

New York, New York, 10153

Name and address of agent for service: Jeffrey A. Weber

767 Fifth Avenue

17th Floor

New York, New York 10153

Registrant’s telephone number, including area code: 1-212-300-1300

Date of fiscal year end: 12/31/2011

Date of reporting period: 07/01/2010 – 06/30/2011

Item 1 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Accuride Corporation

(b)         The exchange ticker symbol of the portfolio security: ACUZ

(c)          The CUSIP number for the portfolio security: 004398103

(d)         The shareholder meeting date: 11/18/2010

(e)          A brief identification of the matter voted on: 1) Approve Reverse Stock Split; 2) adjourn meeting

(f)            Whether the matter was proposed by the issuer or by a security holder: all proposal by management

(g)         Whether the registrant cast its vote on the matter: Did not vote

(h)         How the registrant casts its vote: N/A

(i)             Whether the registrant casts its vote for or against management: N/A

Item 2 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Alcon Inc.

(b)         The exchange ticker symbol of the portfolio security: ACL

(c)          The CUSIP number for the portfolio security: H01301102

(d)         The shareholder meeting date: 04/07/2011

(e)          A brief identification of the matter voted on: 1) Approve merger agreement with Novartis AG; 2) Accept financial statements and statutory reports; 3) Approve discharge of board and senior management for January 1, 2010 to April 1, 2011; 4) Ratify KPMG AG as auditors; 5.1) Elect Daniel Vasella as director; 5.2) Elect Cary Rayment as director; 5.3) Elect Thomas Plaskett as director; 5.4) elect Enrico Vanni as director; 5.5) Elect Norman Walker as director

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: No to all

(i)             Whether the registrant casts its vote for or against management: All against management

Item 3 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Chemtura Corporation

(b)         The exchange ticker symbol of the portfolio security: CHMT

(c)          The CUSIP number for the portfolio security: 163893209

(d)         The shareholder meeting date: 05/10/2011

(e)          A brief identification of the matter voted on: 1.1) Elect director Jeffrey D. Benjamin; 1.2) Elect director Timothy J. Bernlohr; 1.3) Elect director Anna C. Catalano; 1.4) Elect director Alan S. Cooper; 1.5) Elect director James W. Crownover; 1.6) Elect director Jonathan F. Foster; 1.7) Elect director Craig A. Rogerson; 1.8) Elect director John K. Wulff; 2) Advisory vote to ratify named executive officers’ compensation; 3) Advisory vote on say on pay frequency; 4) Ratify auditors

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposals by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: 1.1 to 1.8, 2, 4 for to all; 3 for one year

(i)             Whether the registrant casts its vote for or against management: All for management

Item 4 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: General Motors Company

(b)         The exchange ticker symbol of the portfolio security: GM

(c)          The CUSIP number for the portfolio security: 37045V100

(d)         The shareholder meeting date: 06/07/2011

(e)          A brief identification of the matter voted on: 1) Elect director Daniel F. Akerson; 2) Elect director David Bonderman; 3) Elect Erroll B. Davis, Jr.; 4) Stephen J. Girsky; 5) Elect Director E.Neville Isdell; 6) Elect director Robert D. Krebs; 7) Elect director Philip A. Laskawy; 8) Elect director Kathryn V. Marinellop; 9) Elect director Patricia F. Russo; 10) Elect director Carol M. Stephenson; 11) Elect director Cynthia A. Telles; 12) Ratify auditors; 13) Advisory vote to ratify names executive officers’ compensation

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposal by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: 1 to 10, 12, 13 for to all, 11 against

(i)             Whether the registrant casts its vote for or against management: 1 to 10, 12, 13 for management, 11 against management

Item 5 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: General Motors Company

(b)         The exchange ticker symbol of the portfolio security: GM 8.375% 7/15/33

(c)          The CUSIP number for the portfolio security: 370442BT1

(d)         The shareholder meeting date: 02/11/2011

(e)          A brief identification of the matter voted on: 1) To Accept The Plan, As Further Described In The Consent Solicitation Package

(f)            Whether the matter was proposed by the issuer or by a security holder: Proposal by issuer

(g)         Whether the registrant cast its vote on the matter: Yes

(h)         How the registrant casts its vote: For

(i)             Whether the registrant casts its vote for or against management: For management

Item 6 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: General Motors Company

(b)         The exchange ticker symbol of the portfolio security: GRM

(c)          The CUSIP number for the portfolio security: 370442691

(d)         The shareholder meeting date: 02/11/2011

(e)          A brief identification of the matter voted on: 1) To Accept The Plan, As Further Described In The Consent Solicitation Package

(f)            Whether the matter was proposed by the issuer or by a security holder: Proposal by issuer

(g)         Whether the registrant cast its vote on the matter: Yes

(h)         How the registrant casts its vote: For

(i)             Whether the registrant casts its vote for or against management: for management

Item 7 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: General Motors Company

(b)         The exchange ticker symbol of the portfolio security: GPM

(c)          The CUSIP number for the portfolio security: 370442717

(d)         The shareholder meeting date: 02/11/2011

(e)          A brief identification of the matter voted on: 1) To Accept The Plan, As Further Described In The Consent Solicitation Package

(f)            Whether the matter was proposed by the issuer or by a security holder: Proposal by issuer

(g)         Whether the registrant cast its vote on the matter: Yes

(h)         How the registrant casts its vote: For

(i)             Whether the registrant casts its vote for or against management: for management

Item 8 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: General Motors Company

(b)         The exchange ticker symbol of the portfolio security: GBM

(c)          The CUSIP number for the portfolio security: 370442733

(d)         The shareholder meeting date: 02/11/2011

(e)          A brief identification of the matter voted on: 1) To Accept The Plan, As Further Described In The Consent Solicitation Package

(f)            Whether the matter was proposed by the issuer or by a security holder: Proposal by Issuer

(g)         Whether the registrant cast its vote on the matter: Yes

(h)         How the registrant casts its vote: For

(i)             Whether the registrant casts its vote for or against management: for management

Item 9 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: United Insurance Holdings Corp.

(b)         The exchange ticker symbol of the portfolio security: UIHC

(c)          The CUSIP number for the portfolio security: 910710102

(d)         The shareholder meeting date: 06/15/2011

(e)          A brief identification of the matter voted on: 1.1) Elect director Larry G. Swets, Jr. 1.2) Elect director James R. Zuhlke; 2) ratify auditors

(f)            Whether the matter was proposed by the issuer or by a security holder: All proposal by issuer

(g)         Whether the registrant cast its vote on the matter: Yes to all

(h)         How the registrant casts its vote: For to all

(i)             Whether the registrant casts its vote for or against management: all for management

Item 10 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Chemtura Corporation

(b)         The exchange ticker symbol of the portfolio security: CHMT

(c)          The CUSIP number for the portfolio security: 163893209

(d)         The shareholder meeting date: 09/09/2010

(e)          A brief identification of the matter voted on: 1) Approve reorganization plan

(f)            Whether the matter was proposed by the issuer or by a security holder: Proposal by issuer

(g)         Whether the registrant cast its vote on the matter: Yes

(h)         How the registrant casts its vote: For

(i)             Whether the registrant casts its vote for or against management: For management

Item 11 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Airgas, Inc.

(b)         The exchange ticker symbol of the portfolio security: ARG

(c)          The CUSIP number for the portfolio security: 009363102

(d)         The shareholder meeting date: 09/15/2010

(e)          A brief identification of the matter voted on:

Management proxy: 1.1) Elect director Peter McCausland; 1.2) Elect director W. Thacher Brown; 1.3) Elect director Richard C. III; 2) Ratify auditors; 3) Amend Qualified Employee Stock Plan; 4) Approve implementation of director disqualifying requirements; 5) Change date of annual meeting; 6) Repeal bylaws amendments adopted after April 7, 2010

Dissident proxy: 1.1) elect director John P. Clancey; 1.2) Elect director Robert L. Lumpkins; 1.3) Elect director Ted B. Miller; 2) Approve implementation of director disqualifying requirements; 3) Change date of annual meeting; 4) Repeal bylaws amendments adopted after April 7, 2010; 5) Ratify auditors; 6) Amend Qualified Employee Stock Purchase Plan

(f)            Whether the matter was proposed by the issuer or by a security holder: Management proxy section 1.1 to 3 proposed by issuer, 4 to 6 proposed by security holder.  Dissident proxy section 1.1 to 4 proposed by issuer, 5 to 6 proposed by security holder.

(g)         Whether the registrant cast its vote on the matter: Management proxy section — did not vote. Dissident proxy section — Yes to all.

(h)         How the registrant casts its vote: Management proxy section — did not vote. Dissident proxy section — For to all.

(i)             Whether the registrant casts its vote for or against management: Management proxy section — did not vote. Dissident proxy section — all for security holder.

Item 12 — Proxy Voting Record

(a)          The name of the issuer of the portfolio security: Tronox, Inc.

(b)         The exchange ticker symbol of the portfolio security: TRX 9.50% 12/1/12

(c)          The CUSIP number for the portfolio security: 897053AB0

(d)         The shareholder meeting date: 11/05/2010

(e)          A brief identification of the matter voted on: 1) Approve reorganization plan

(f)            Whether the matter was proposed by the issuer or by a security holder: Proposal by issuer

(g)         Whether the registrant cast its vote on the matter: Yes

(h)         How the registrant casts its vote: For

(i)             Whether the registrant casts its vote for or against management: For management

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC
By:	/s/ Adam J. Semler

Adam J. Semler, Chief Operating Officer of York Enhanced Strategies Fund, LLC

August 23, 2011